Principles of Consolidation (Policies)	3 Months Ended
Jun. 30, 2016
Risks and Uncertainties [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period.

Significant estimates relied upon in preparing these consolidated financial statements include revenue recognition, allowances for doubtful accounts, expected future cash flows used to evaluate the recoverability of long-lived assets, contingent liabilities, expensing and capitalization of research and development costs for internal-use software, the determination of the fair value of share-based awards issued, share-based compensation expense, and the recoverability of the Company’s net deferred tax assets and related valuation allowance.

The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Although the Company regularly assesses these estimates, actual results may differ materially from management’s estimates if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. Changes in estimates are recorded in the period in which they become known.

Subsequent Events Considerations

Subsequent Events Considerations

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure.

Revenue Recognition

Revenue Recognition

The Company derives its revenue from two sources: (1) subscription revenues, which are comprised of subscription fees from customers accessing the Company’s cloud services and from customers purchasing additional support beyond the standard support that is included in the basic subscription fees; and (2) related professional services and other revenue, which consists primarily of set-up and ingestion fees as well as training fees.

The Company recognizes revenue when all of the following conditions are satisfied:

•	there is persuasive evidence of an arrangement;

•	the service has been or is being provided to the customer;

•	the collection of the fees is probable; and

•	the amount of fees to be paid by the customer is fixed or determinable.

The Company’s subscription arrangements provide customers the right to access its hosted software applications. Customers do not have the right to take possession of the Company’s software during the hosting arrangement. Accordingly, the Company recognizes revenue in accordance with ASC 605, Revenue Recognition, and Staff Accounting Bulletin (SAB) No. 104, Revenue Recognition.

The Company’s products and services are sold directly by the Company’s sales force and also indirectly by third-party resellers. In accordance with the provisions of ASC 605, the Company has considered certain factors in determining whether the end-user or the third-party reseller is the Company’s customer in arrangements involving resellers. The Company has concluded that in the majority of transactions with resellers, the reseller is the Company’s customer. In these arrangements, the Company considered that it is the reseller, and not the Company, that has the relationship with the end-user. Specifically, the reseller has the ability to set pricing with the end-user and the credit risk with the end-user is borne by the reseller. Further, the reseller is not obligated to report its transaction price with the end-user to the Company, and in the majority of transactions, the Company is unable to determine the amount paid by the end-user customer to the reseller in these transactions. As a result of such considerations, revenue for these transactions is presented in the accompanying consolidated statements of operations based upon the amount billed to the reseller. For transactions where the Company has determined that the end-user is the ultimate customer, revenue is presented in the accompanying consolidated statements of operations based on the transaction price with the end-user.

Subscription and support revenue is recognized ratably over the term of the contract, typically one year in duration, beginning on the commencement date of each contract.

Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

The Company’s professional services contracts are on a time and material basis. When these services are not combined with subscription revenues as a single unit of accounting, as discussed below, these revenues are recognized as the services are rendered.

Revenue is presented net of any taxes collected from customers.

At times, the Company may enter into arrangements with multiple-deliverables that generally include multiple subscriptions, premium support and professional services. For arrangements with multiple deliverables, the Company evaluates each deliverable to determine whether it represents a separate unit of accounting based on the following criteria: (a) whether the delivered item has value to the customer on a stand-alone basis; and (b) if the contract includes a general right of return relative to the delivered item, whether delivery or performance of the undelivered items is considered probable and substantially within our control.

If the deliverables are determined to qualify as separate units of accounting, consideration is allocated to each unit of accounting based on the units’ relative selling prices. The Company determines the relative selling price for a deliverable based on its vendor-specific objective evidence of fair value (VSOE), if available, or its best estimate of selling price (BESP), if VSOE is not available. The Company has determined that third-party evidence of selling price (TPE) is not a practical alternative due to differences in its service offerings compared to other parties and the availability of relevant third-party pricing information. The amount of revenue allocated to delivered items is limited by contingent revenue, if any.

Subscription services have standalone value as such services are often sold separately. In determining whether professional services sold together with the subscription services have standalone value, the Company considers the following factors for each professional services agreement: availability of the services from other vendors, the nature of the professional services, the determination that customers cannot resell the services that Mimecast provides, the timing of when the professional services contract was signed in comparison to the subscription service start date and the contractual dependence of the subscription service on the customer’s satisfaction with the professional services work. Professional services sold at the time of the multiple-element subscription arrangement typically include customer set-up and ingestion services. To date, the Company has concluded that all of these professional services included in executed multiple-deliverable arrangements do not have standalone value and are therefore not considered separate units of accounting. These professional services are purchased by customers only in contemplation of, or in concert with, purchasing one of the hosted subscription solutions and, therefore, are not considered a substantive service, such that the provision of such service does not reflect the culmination of the earnings process. Mimecast does not sell these services without the related underlying primary subscription as there would be no practical interest or need on the behalf of a customer to buy these services without the underlying subscription. The Company does not have any knowledge of other vendors selling these services on a stand-alone basis and there is no way for an end-user to resell the deliverable. Accordingly, the deliverables within the arrangement including both subscription services and other professional services are accounted for as a single unit of accounting in accordance with the guidance in SAB No. 104. On these occasions, revenue for the professional services deliverables in the arrangement is recognized on a straight-line basis over the contractual term or the average customer life, as further described below.

Deferred Revenue

Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is recognized as the revenue recognition criteria are met. In addition, deferred revenue consists of amounts paid by customers related to upfront set-up or ingestion fees. Revenue related to such services is recognized over the contractual term or the average customer life, whichever is longer. The estimated customer life has been determined to be five years.

Deferred revenue that is expected to be recognized during the succeeding twelve month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent in the accompanying consolidated balance sheets.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk and Off-Balance Sheet Risk

The Company has no off-balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. We maintain our cash and cash equivalents with major financial institutions of high-credit quality. Although the Company deposits its cash with multiple financial institutions, its deposits, at times, may exceed federally insured limits.

Credit risk with respect to accounts receivable is dispersed due to our large number of customers. The Company’s accounts receivable are derived from revenue earned from customers primarily located in the United States, the United Kingdom, and South Africa. The Company generally does not require its customers to provide collateral or other security to support accounts receivable. Credit losses historically have not been significant and the Company generally has not experienced any material losses related to receivables from individual customers, or groups of customers. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company’s accounts receivable. As of June 30, 2016 and March 31, 2016, no individual customer represented more than 10% of our accounts receivable. During the three months ended June 30, 2016 and 2015, no individual customer represented more than 10% of our revenue.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of 90 days or less from the date of purchase to be cash equivalents. Management determines the appropriate classification of investments at the time of purchase, and re-evaluates such determination at each balance sheet date.

Cash and cash equivalents consist of cash on deposit with banks and amounts held in interest-bearing money market funds. Cash equivalents are carried at cost, which approximates their fair market value.

Disclosure of Fair Value of Financial Instruments

Disclosure of Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and borrowings under the Company’s long-term debt arrangements, approximated their fair values as of June 30, 2016 and March 31, 2016, due to the short-term nature of these instruments, and for the long-term debt, the interest rates the Company believes it could obtain for borrowings with similar terms.

The Company has evaluated the estimated fair value of financial instruments using available market information. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Software Development Costs

Software Development Costs

Costs incurred to develop software applications used in the Company’s SaaS platform consist of certain direct costs of materials and services incurred in developing or obtaining internal-use computer software, and payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the project. These costs generally consist of internal labor during configuration, coding, and testing activities. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance and general and administrative or overhead costs are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the application is substantially complete and ready for its intended use. Qualified costs incurred during the operating stage of the Company’s software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs incurred for maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred. During the three months ended June 30, 2016 and 2015, the Company believes the substantial majority of its development efforts were either in the preliminary project stage of development or in the operation stage (post-implementation), and accordingly, no costs have been capitalized during these periods. These costs are included in the accompanying consolidated statements of operations as research and development expense.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

During the three months ended June 30, 2016, basic net income per share was determined by dividing net income by the weighted-average common shares outstanding during the period. Diluted net income per share was determined by dividing net income by diluted weighted-average shares outstanding during the period. Diluted weighted-average shares reflect the dilutive effect of potential ordinary shares including, to the extent their effect was dilutive, ordinary shares issuable upon the exercise of share options and restricted share units based on the treasury stock method.

During the three months ended June 30, 2015, net loss per ordinary share information was determined using the two-class method. The two-class method includes the weighted-average number of ordinary shares outstanding during the period and other securities that participate in dividends (a participating security). The Company considered the convertible preferred shares that were outstanding during the three months ended June 30, 2015 to be participating securities because they included rights to participate in dividends with the ordinary shares.

Under the two-class method, basic net loss per share attributable to ordinary shareholders is computed by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share attributable to ordinary shareholders is computed using the more dilutive of (1) the two-class method or (2) the if-converted method. The Company allocates net income first to preferred shareholders based on dividend rights under the Company’s articles of association and then to preferred and ordinary shareholders based on ownership interests. Net losses are not allocated to preferred shareholders as they do not have an obligation to share in the Company’s net losses.

Diluted net loss per share gives effect to all potentially dilutive securities. Potential dilutive securities consist of ordinary shares issuable upon the exercise of share options, restricted share units and ordinary shares issuable upon the conversion of our convertible preferred shares. The Company has excluded these potentially dilutive securities in the three months ended June 30, 2015 from the weighted-average number of common shares outstanding as their inclusion in the computation would be anti-dilutive due to the net loss incurred.

The following table presents the calculation of basic and diluted net income (loss) per share for the periods presented (in thousands, except per share data):

	Three Months Ended June 30,
	2016	2015
Numerator:
Net income (loss)	$244	$(2,249)
Net income (loss) applicable to participating securities	—	—

Net income (loss) applicable to ordinary shareholders — basic	$244	$(2,249)

Net income (loss)	$244	$(2,249)
Net income (loss) applicable to participating securities	—	—

Net income (loss) applicable to ordinary shareholders — diluted	$244	$(2,249)

Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders - basic	54,287	33,066
Dilutive effect of share equivalents resulting from share options and restricted share units	3,368	—

Weighted-average number of ordinary shares used in computing net income (loss) per share - diluted	57,655	33,066
Net income (loss) per share applicable to ordinary shareholders:
Basic	$0.00	$(0.07)

Diluted	$0.00	$(0.07)

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three months ended June 30, 2016 and 2015 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Three Months Ended June 30,
	2016	2015
Share options outstanding	3,071	5,437
Convertible preferred shares	—	12,576

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which requires the recognition of expense related to the fair value of share-based compensation awards in the statements of operations. For share options issued under the Company’s share-based compensation plans to employees and members of the Board of Directors (the Board) for their services on the Board, the fair value of each option grant is estimated on the date of grant, and an estimated forfeiture rate is used when calculating share-based compensation expense for the period. For restricted share awards and restricted share units issued under the Company’s share-based compensation plans, the fair value of each grant is calculated based on the Company’s share price on the date of grant. For service-based awards, the Company recognizes share-based compensation expense on a straight-line basis over the requisite service period of the award. For awards subject to both performance and service-based vesting conditions, the Company recognizes share-based compensation expense using an accelerated attribution method when it is probable that the performance condition will be achieved. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For share-based awards classified as liabilities, the Company accounts for such liability such that the compensation expense will be remeasured at each reporting date until such award is settled. There were no outstanding liability awards as of June 30, 2016 and March 31, 2016. During the three months ended June 30, 2015, total compensation expense related to liability awards was not material.

The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of such services received, or of the equity instruments issued, whichever is more reliably measured. The Company determines the total share-based compensation expense related to non-employee awards using the Black-Scholes option-pricing model. Additionally, in accordance with ASC 505, Equity-Based Payments to Non-Employees, the Company accounts for awards to non-employees prospectively, such that the fair value of the awards will be remeasured at each reporting date until the earlier of (a) the performance commitment date or (b) the date the services required under the arrangement have been completed. During the three months ended June 30, 2016 and 2015, the Company did not issue any share-based awards to non-employees.

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Three months ended June 30,
	2016	2015
Expected term (in years)	6.1	6.6
Risk-free interest rate	1.7%	2.4%
Expected volatility	42.0%	44.6%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$8.30	$9.78

The weighted-average per share fair value of options granted to employees during the three months ended June 30, 2016 and 2015 was $3.55 and $6.36, respectively.

The expected term of options for service-based awards has been determined utilizing the “Simplified Method,” as the Company does not have sufficient historical share option exercise information on which to base its estimate. The Simplified Method is based on the average of the vesting tranches and the contractual life of each grant. In addition, the expected term for certain share-based awards which are subject to service-based and performance-based vesting conditions, is based on management’s estimate of the period of time for which the instrument is expected to be outstanding, factoring in certain assumptions such as the vesting period of the award, length of service and/or the location of the employee. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the share option. Since there was no public market for its ordinary shares prior to the IPO and as the Company’s shares have been publicly traded for a limited time, the Company determined the expected volatility for options granted based on an analysis of reported data for a peer group of companies that issue options with substantially similar terms. The expected volatility of options granted has been determined using an average of the historical volatility measures of this peer group of companies. The Company has not paid, nor anticipates paying, cash dividends on its ordinary shares; therefore, the expected dividend yield is assumed to be zero.

Prior to the IPO, in the absence of an active market for the Company’s ordinary shares, the Board, the members of which the Company believes have extensive business, finance, and venture capital experience, were required to estimate the fair value of the Company’s ordinary shares at the time of each grant of a share-based award. The Company and the Board utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation , to estimate the fair value of its ordinary shares. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, in determining the value of the Company’s ordinary shares at each grant date, including the following factors: (1) prices paid for the Company’s convertible preferred shares, which the Company had sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s convertible preferred shares and ordinary shares; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development and revenue growth; (4) the fact that the grants of share-based awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the ordinary shares underlying the share-based awards, such as an IPO or sale of the Company, given prevailing market conditions.

The Company believes this methodology to have been reasonable based upon the Company’s internal peer company analyses, and further supported by several arm’s-length transactions involving the Company’s convertible preferred shares. As the Company’s ordinary shares were not actively traded prior to the IPO, the determination of fair value involves assumptions, judgments and estimates. If different assumptions were made, share-based compensation expense, consolidated net income (loss) and consolidated net income (loss) per share could have been significantly different.

Since the IPO, the fair value of the Company’s ordinary shares at the time of each grant of a share-based award have been based on the market value at the time of each grant.

Comprehensive (Loss) Income

Comprehensive (Loss) Income

Comprehensive (loss) income is defined as the change in equity of a business enterprise during a period from transactions, other events, and circumstances from non-owner sources. Comprehensive (loss) income consists of net income (loss) and other comprehensive (loss) income, which includes certain changes in equity that are excluded from net income (loss). Specifically, cumulative foreign currency translation adjustments are included in accumulated other comprehensive loss. As of June 30, 2016 and March 31, 2016, accumulated other comprehensive loss is presented separately on the consolidated balance sheets and consists entirely of cumulative foreign currency translation adjustments.

Recently Issued Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. This guidance is effective for annual reporting and interim periods beginning after December 15, 2017 and allows for either full retrospective or modified retrospective application. Early adoption is permitted, but not before the original public organization effective date (that is, annual periods beginning after December 15, 2016). The Company is currently evaluating the adoption method it will apply and the impact of the adoption of ASU 2014-09 on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. ASU 2014-15 requires management to evaluate, at each annual or interim reporting period, whether there are conditions or events that exist that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued and provide related disclosures. ASU 2014-15 is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016 and earlier application is permitted. The Company is currently evaluating the impact of the adoption of ASU 2014-15, but the adoption is not expected to have a material effect on its consolidated financial statements or disclosures.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810)-Amendments to the Consolidation Analysis, which amends the criteria for determining which entities are considered variable interest entities, or VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. ASU 2015-02 is effective for annual periods, and interim periods therein, beginning after December 15, 2015. We adopted this standard on April 1, 2016 and the adoption did not have a material impact on our consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (ASU 2015-03), which requires the Company to present such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs will continue to be reported as interest expense. ASU 2015-03 will be effective for annual reporting periods beginning after December 15, 2015 and interim periods within fiscal years beginning after December 15, 2016, with early adoption permitted. The new guidance will be applied retrospectively to each prior period presented. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2015-03, but the adoption is not expected to have a material effect on its consolidated financial statements or disclosures.

In April 2015, the FASB issued ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05). ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The guidance will not change GAAP for a customer’s accounting for service contracts. The ASU aims to reduce complexity and diversity in practice. We adopted this standard prospectively on April 1, 2016 and the adoption did not have a material impact on our consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendment requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The ASU is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2016. Early adoption is permitted. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2015-17 on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires a lessee to recognize most leases on the balance sheet but recognize expenses on the income statement in a manner similar to current practice. The update states that a lessee will recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying assets for the lease term. Leases will continue to be classified as either financing or operating, with classification affecting the recognition, measurement and presentation of expenses and cash flows arising from a lease. ASU 2016-02 is effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2016-09 on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09). ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for fiscal years, and interim periods within those annual periods, beginning after December 15, 2016 and allows for prospective, retrospective or modified retrospective adoption, depending on the area covered in the update, with early adoption permitted. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2016-09 on its consolidated financial statements.